Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 186,909	$ 228,413
Reversals	(116,846)	(509)
Write-offs	(3,653)	(36,333)
Foreign currency exchange effect	3,935	(4,662)
Ending balance	$ 70,345	$ 186,909